Share Capital (Details) - Schedule of Assumptions For Fair Value of Stock Options	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.93%	3.93%	3.93%
Expected life of options	3 years 4 months 17 days	5 years	3 years 8 months 8 days	5 years
Expected dividend yield
Volatility	132.65%	132.65%	132.65%
Minimum [Member]
Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate				2.14%
Volatility				96.90%
Maximum [Member]
Schedule of Assumptions For Fair Value of Stock Options [Line Items]
Risk-free interest rate				4.03%
Volatility				112.40%